SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amount
Outstanding at the beginning of the year	112,000
Granted
Forfeited
Outstanding at the end of the year	112,000	112,000
Exercisable options at the end of the year	112,000
Options vested and expected to vest at end of year	112,000
Weighted average exercise price
Outstanding at the beginning of the year	$ 8.65
Outstanding at the end of the year	8.65	$ 8.65
Exercisable options at the end of the year	8.65
Options vested and expected to vest at end of year	$ 8.65
Weighted average Remaining contractual term (years)
Outstanding	2 years 4 days	3 years 4 days
Exercisable	2 years 4 days
Options vested and expected to vest	2 years 4 days